[LETTERHEAD OF DEBEVOISE & PLIMPTON LLP]

July 7, 2006

VIA EDGAR

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-7010

Verizon Directories Disposition Corporation

Registration Statement on Form 10

On behalf of our client Verizon Communications Inc. (“Verizon”), please find attached a Registration Statement on Form 10, filed today via EDGAR by Verizon Directories Disposition Corporation, a wholly-owned subsidiary of Verizon, in connection with a proposed spin-off of Verizon’s domestic print and Internet yellow pages directories publishing operations.

Please contact any of the following individuals with any questions or comments regarding the Registration Statement on Form 10:

Steven J. Slutzky

Tel: (212) 909-6036

Fax: (212) 909-6836

sjslutzky@debevoise.com

Xavier P. Grappotte

Tel: (212) 909-7465

Fax: (212) 909-6836

xpgrappo@debevoise.com

Gregory Feldman

Tel: (212) 909-6302

Fax: (212) 909-6836

gsfeldma@debevoise.com

Very truly yours,

/s/ Steven J. Slutzky

Steven J. Slutzky